Mineral Interests (Tables)	12 Months Ended
Dec. 31, 2018
Mineral Interests [Abstract]
Schedule of mineral interest expenditures
($000s)	Balance January 1, 2018	Expenditures / Acquisitions 2018	Recoveries 2018	Balance December 31, 2018
KSM	248,561	28,025	-	276,586
Courageous Lake	69,587	4,060	-	73,647
Iskut	25,221	3,810	-	29,031
Snowstorm	13,995	1,274	-	15,269
Grassy Mountain	771	-	-	771
	358,135	37,169	-	395,304

($000s)	Balance January 1, 2017	Expenditures / Acquisitions 2017	Recoveries 2017	Balance December 31, 2017
KSM	233,662	14,899	-	248,561
Courageous Lake	68,702	885	-	69,587
Iskut	19,795	7,311	(1,885)	25,221
Snowstorm	-	13,995	-	13,995
Grassy Mountain	771	-	-	771
	322,930	37,090	(1,885)	358,135